Taxation - Summary of Reconciliation Between Actual Income Tax Expense and Accounting Profit (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before taxation	¥ 2,593	$ 398	¥ 784	¥ 14,035
Expected income tax expense at PRC statutory tax rate of 25%	648		196	3,509
Impact of different tax rates outside mainland China	(55)		(14)	(31)
Tax effect of preferential tax rate	(82)		(68)	(75)
Tax effect of non-deductible expenses	300		191	168
Investment in joint ventures	(143)		(38)	11
Investment in associates	(133)		39	217
Under/(Over) -provision in respect of prior years	39		(41)	16
Tax effect of unused tax losses not recognized, net of utilization	49		(45)	(291)
Others	120		(66)	(51)
Income tax expenses	¥ 743	$ 114	¥ 154	¥ 3,473